Commitments and Contingencies	12 Months Ended
Feb. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

(a)	Credit facility and letters of credit
The Company has $59 million in collateralized outstanding letters of credit in support of certain leasing arrangements entered into in the ordinary course of business. See the discussion of restricted cash in Note 3.

(b)	Lease commitments
The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2016	42
2017	37
2018	30
2019	26
2020	18
Thereafter	26
$179

For the year ended February 28, 2015, the Company incurred rental expense of $60 million (March 1, 2014 - $80 million; March 2, 2013 - $91 million).

(c)	Litigation
The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company is subject to a variety of claims (including claims related to patent infringement, purported class actions and other claims in the normal course of business) and may be subject to additional claims either directly or through indemnities against claims that it provides to certain of its partners and customers. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been, and will likely continue to be, necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether claims against the Company have merit, those claims could be time-consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have the other effects that are described in greater detail under “Risk Factors” in the Company’s unaudited Annual Information Form for the fiscal year ended February 28, 2015, which is included in the Company’s Annual Report on Form 40-F, including the risk factors entitled “The Company is subject to general commercial litigation, class action and other litigation claims as part of its operations, and it could suffer significant litigation expenses in defending these claims and could be subject to significant damage awards or other remedies”, “The Company is subject to potential litigation claims arising from the Company's disclosure practices”, and “The Company may infringe on the intellectual property rights of others”.
Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where a potential loss is considered probable and the amount is reasonably estimable, provisions for loss are made based on management’s assessment of the likely outcome. Where a range of loss can be reasonably estimated with no best estimate in the range, the Company records the minimum amount in the range. The Company does not provide for claims for which the outcome is not determinable or claims for which the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.
As of February 28, 2015, there are no claims outstanding for which the Company has assessed the potential loss as both probable to result and reasonably estimable, therefore no accrual has been made. Further, there are claims outstanding for which the Company has assessed the potential loss as reasonably possible to result, however an estimate of the amount of loss cannot reasonably be made. There are many reasons that the Company cannot make these assessments, including, among others, one or more of the following: the early stages of a proceeding does not require the claimant to specifically identify the patent that has allegedly been infringed; damages sought are unspecified, unsupportable, unexplained or uncertain; discovery has not been started or is incomplete; the facts that are in dispute are highly complex (e.g., once a patent is identified, the analysis of the patent and a comparison to the activities of the Company is a labour-intensive and highly technical process); the difficulty of assessing novel claims; the parties have not engaged in any meaningful settlement discussions; the possibility that other parties may share in any ultimate liability; and the often slow pace of patent litigation.
Though they do not meet the test for accrual described above, the Company has included the following summaries of certain of its legal proceedings that it believes may be of interest to its investors.
On January 3, 2014, the Company filed a lawsuit against Typo Products LLC (“Typo”) in the U.S. District Court for the Northern District of California (the “USDCNDC”). The Company asserted that Typo infringes U.S. Patent Nos. 7,629,964 and 8,162,552, generally directed to a keyboard for use with a mobile communication device. The Company also asserted that Typo infringed U.S. Design Patent No. D685,775, generally directed to a keyboard design, and trade dress relating to keyboards. The complaint seeks an injunction, monetary damages, and other relief that the court deems just and proper. On January 22, 2014, the Company filed a motion for preliminary injunction to enjoin Typo from infringing U.S. Patent No. 7,629,964 and U.S. Design Patent No. D.685,775. Typo filed its opposition on February 5, 2014 and on March 11, 2014, the Company filed a motion to dismiss Typo's counterclaim and defenses. On March 28, 2014, the court granted the Company's motion for preliminary injunction, which went into effect after the Company's payment of a $0.5 million bond. On May 9, 2014, the court granted the Company's motion to dismiss. Typo has withdrawn its products from the market pursuant to the injunction, pending resolution of the lawsuit. The Company prevailed on its claim construction and filed an amended complaint adding related party Show Media LLC to the litigation. On December 26, 2014, Typo filed a motion for summary judgment. On February 4, 2015, the court granted the renewed motion for contempt, ordering Typo to pay the Company $0.9 million in sanctions, as well as fees and costs. Proceedings are ongoing.
On February 16, 2015, the Company filed a lawsuit against Typo, Typo Innovations, LLC, Show Media LLC, Hallier Investments, LLC and Laurence Hallier in the USDCNDC. The lawsuit relates to a modified version of the product accused in the Typo complaint described in the paragraph above. The Company asserted that the defendants infringe U.S. Patent Nos. 7,417,565 and 8,162,552, generally directed to a keyboard for use with a mobile communication device, and U.S. Patent No. 8,493,322, generally directed to a text input method. The Company also asserted that the defendants infringe U.S. Patent Nos. 8,431,849 and 8,658,925, generally directed to a keypad assembly with backlighting and trade dress relating to keyboards. The complaint seeks an injunction, monetary damages, and other relief that the court deems just and proper. Proceedings are ongoing.
Between October and December 2013, several purported class action lawsuits and one individual lawsuit were filed against the Company and certain of its former officers in various jurisdictions alleging that during the period from September 27, 2012 through September 20, 2013, the Company and certain of its officers made materially false and misleading statements regarding the Company’s financial condition and business prospects and that certain of the Company’s financial statements contain material misstatements. The individual lawsuit was voluntarily dismissed. In respect of the U.S. class actions, four motions for the appointment of lead plaintiff were filed. On March 14, 2014, the Judge consolidated the proceedings in the U.S. District Court for the Southern District of New York. On May 27, 2014, the Consolidated Amended Class Action Complaint was filed. The Company filed a motion to dismiss the complaint. On March 13, 2015, the court issued an order granting the Company's motion to dismiss. The proceeding is ongoing.

(d)	Concentrations in certain areas of the Company’s business
The Company attempts to ensure that most components essential to the Company’s business are generally available from multiple sources, however certain components are currently obtained from limited sources within a competitive market, which subjects the Company to significant supply, availability and pricing risks. Many components are at times subject to industry-wide shortages and significant commodity pricing fluctuations including those that are available from multiple sources. In addition, the Company has entered into various agreements for the supply of components, the manufacturing of its products and agreements that allow the Company to use intellectual property owned by other companies; however, there can be no guarantee that the Company will be able to extend or renew these agreements on similar terms, or at all. Therefore, the Company remains subject to significant risks of supply shortages, intellectual property litigation risk as well as potential price increases that can materially adversely affect its financial condition and operating results.
The Company also uses some custom components that are not common to the rest of the industry, and new products introduced by the Company often utilize custom components available from only one source for a period of time. When a component or product uses new technologies, initial capacity constraints may exist until the suppliers’ yields have matured or manufacturing capacity has increased. If the Company’s supply of components for a new or existing product were delayed or constrained, the Company’s financial condition and operating results could be materially adversely affected. Further, if the Company was not able to find an alternative source for the necessary quantities, the Company’s business and financial performance could also be materially adversely affected. Continued availability of these components at acceptable prices, or at all, may be affected if those suppliers concentrate on the production of common components instead of components customized to meet the Company’s requirements.
Substantially all of the Company’s hardware products are manufactured by outsourcing partners that are located primarily in Asia or Mexico. A significant concentration of this manufacturing is currently performed by a small number of outsourcing partners. Although the Company works closely with its outsourcing partners on manufacturing schedules, the Company’s operating results could be adversely affected if its outsourcing partners were unable to meet their production commitments.

(e)	Indemnifications
The Company enters into certain agreements that contain indemnification provisions under which the Company could be subject to costs and damages, including in the event of an infringement claim against the Company or an indemnified third party. Such intellectual property infringement indemnification clauses are generally not subject to any dollar limits and remain in effect for the term of the Company’s agreements. To date, the Company has not encountered material costs as a result of such indemnifications.
The Company has entered into indemnification agreements with its current and former directors and executive officers. Under these agreements, the Company agreed, subject to applicable law, to indemnify its directors and executive officers against all costs, charges and expenses reasonably incurred by such individuals in respect of any civil, criminal or administrative action which could arise by reason of their status as directors or officers. The Company maintains liability insurance coverage for the benefit of its directors and current and former executive officers. The Company has not encountered material costs as a result of such indemnifications in the current year. See the Company’s Management Information Circular for fiscal 2014 for additional information regarding the Company’s indemnification agreements with its directors and current and former executive officers.